UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                  ANNUAL REPORT
                                OCTOBER 31, 2008

                  (UNITED ASSOCIATION S&P 500 INDEX FUND LOGO)

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Fund Overview .............................................................    1
Top 10 Holdings ...........................................................    4
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statement of Changes in Net Assets ........................................   14
Financial Highlights ......................................................   15
Notes to Financial Statements .............................................   16
Report of Independent Registered Public Accounting Firm ...................   21
Disclosure of Fund Expenses ...............................................   22
Trustees and Officers of The Advisors' Inner Circle Fund ..................   23

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

FUND OVERVIEW

OCTOBER 31, 2008

                                 INVESTMENT GOAL
      To approximate, before fund expenses, the investment results of the
                                 S&P 500 Index

                                 INCEPTION DATE
                             Class I - March 1, 2000
                            Class II - March 27, 2000

                                  TICKER SYMBOL
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2008

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ending October 31, 2008, the United Association S&P 500 Index Fund Class I Shares returned a total of -35.95% net of fees. The fund strives to track performance of the S&P 500 Index, which returned -36.10% over the same period.

Over the last 12 months, investors have seen the continued unfolding of the credit crisis, which began mid-way through 2007. What began as primarily a domestic issue spread across the globe and markets responded negatively with increased volatility and concern over the depth and extent of a global recession.

As 2007 ended, U.S. financial markets were the hardest hit, while international markets remained strong. The domestic Financial sector saw profits fall 40%, the biggest drag on index returns for the year. Energy and Material companies performed well, as global growth and demand for commodities remained strong. The Federal Reserve continued its series of interest rate cuts and programs designed to promote the functioning of markets. Economic data, particularly in housing and inflation-related areas, weakened and equity markets began to slide.

The new year brought little relief to equity investors. Despite the Federal Reserve's attempt to ease the dramatic fall off in liquidity through interest rate cuts, housing prices continued to fall and energy prices continued to rise. Consumers also faced the headwinds of higher unemployment, lower asset values, and rising inflation. In March, we saw the first of many seminal events that would occur throughout the year: the Federal Reserve and the U.S. Treasury orchestrated the takeover of Bear Stearns by JP Morgan.

Following the takeover of Bear Stearns, equities were up strongly on the belief that the worst of the credit crunch had passed and recession would be avoided. However, the effect of a 38% increase in the price of oil during the quarter erased the gains and the market ended down 2.7%. S&P 500 companies continued to struggle and corporate earnings fell by 17%, marking the third consecutive quarter of negative earnings. However, strong global growth continued to be a tailwind for some sectors, including Energy and Materials.

In the fall, the credit crisis and ensuing liquidity crunch intensified. The third quarter was especially volatile and economic data was mixed. While housing, unemployment, and consumer spending patterns continued to weaken, inflation measures improved, as did Gross Domestic Product (GDP) growth. Stocks were volatile in September amid news of distress at many financial institutions and the realization that credit issues and an economic slowdown were reaching global markets. During the month of September, the U.S. Treasury put Fannie Mae and Freddie Mac into conservatorship, Merrill Lynch and Wachovia were sold to other financial entities and Washington Mutual failed. Lehman Brothers filed for bankruptcy and AIG received capital from the Federal Reserve. The Dow had its worst daily point drop ever (nearly 778 points) on September 29th after the House rejected the government's $700 billion rescue plan. Eventually, Congress did pass a rescue plan, but its scope varied dramatically from the original version and investors questioned the validity of its implementation.

In October, the S&P 500 fell 16.8%, its eighth-worst monthly drop since 1930. Market volatility reached new all-time highs as nearly 90% of trading days during the month saw moves in the S&P 500 Index of at least 1% in either direction. Measured over the one-year period ending October 31, 2008, all sectors within the S&P 500 posted negative returns. During this period, defensive sectors such as Consumer Staples and Healthcare outperformed others while Financials and economically-sensitive Materials were the weakest areas.

FUND OVERVIEW

OCTOBER 31, 2008

Although recent equity market returns are not encouraging, we do believe there are opportunities going forward as valuation levels on the S&P 500 are fairly attractive. For the third quarter 2008, the average normalized Price/Earnings ratio was 16.9, the lowest third quarter number since 1990. While we remain concerned about earnings, returns following Price/Earning ratios at this level are typically quite favorable. Unfortunately, the continued lack of economic visibility weighs on stock markets and may persist until the credit crisis clears and corporations see a firmer path to higher profits.

                                      Sincerely,


                                      /s/ Hitesh Patel

                                      Hitesh Patel
                                      Director, Structured Equity Strategies

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVISE.

FUND OVERVIEW

OCTOBER 31, 2008

PERFORMANCE UPDATE

                                      Average Annual Total Returns
                                 -------------------------------------
                                 1 Year    3 Year   5 Year   Inception
                                 Return    Return   Return    to Date*
                                 ------    ------   ------   ---------
UA S&P 500 Index Fund, Class I   (35.95)%  (5.10)%   0.31%     (2.34)%

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                       Fund, Class I and the S&P 500 Index

                               (PERFORMANCE GRAPH)

            UA S&P 500
           INDEX FUND,   S&P 500
             CLASS I      INDEX
           -----------   -------
3/01/00      $10,000     $10,000
10/00         10,456      10,439
10/01          7,844       7,839
10/02          6,657       6,655
10/03          8,023       8,039
10/04          8,777       8,796
10/05          9,533       9,563
10/06         11,095      11,126
10/07         12,721      12,745
10/08          8,147       8,145

*    Commenced operations on March 1, 2000.

                                      Average Annual Total Returns
                                 -------------------------------------
                                 1 Year    3 Year   5 Year   Inception
                                 Return    Return   Return   to Date**
                                 ------    ------   ------   ---------
UA S&P 500 Index Fund, Class II  (35.96)%  (5.15)%   0.23%     (3.55)%

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund, Class II and the S&P 500 Index

                               (PERFORMANCE GRAPH)

           UA S&P 500
          INDEX FUND,   S&P 500
            CLASS II     Index
          -----------   -------
3/27/00     $10,000     $10,000
10/00         9,451       9,442
10/01         7,095       7,090
10/02         6,008       6,019
10/03         7,249       7,271
10/04         7,915       7,956
10/05         8,593       8,650
10/06         9,998      10,063
10/07        11,450      11,528
10/08         7,332       7,367

**   Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND OVERVIEW

OCTOBER 31, 2008

TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)

Exxon Mobil                       4.4%
General Electric                  2.4%
Procter & Gamble                  2.3%
Microsoft                         2.0%
Johnson & Johnson                 2.0%
AT&T                              1.8%
Chevron                           1.8%
JPMorgan Chase                    1.7%
International Business Machines   1.5%
Wal-Mart Stores                   1.5%

*    Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the annual period end and may not be representative of the Fund's current or future investments.

DEFINITION OF THE INDEX

THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

OCTOBER 31, 2008

UNITED ASSOCIATION S&P 500 INDEX FUND

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Information Technology       15.5%
Financials                   14.6%
Healthcare                   13.5%
Energy                       12.8%
Consumer Staples             12.7%
Industrials                  10.7%
Consumer Discretionary        8.1%
Utilities                     3.5%
Telecommunication Services    3.2%
Materials                     3.1%
Exchange Traded Funds         1.3%
Cash Equivalent               1.0%
Rights                        0.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                          Shares            Value
----------------------------------------------   --------------   --------------
COMMON STOCK (97.6%)
   CONSUMER DISCRETIONARY (8.1%)
   Abercrombie & Fitch, Cl A                                916   $       26,527
   Amazon.com*                                            6,297          360,440
   Apollo Group, Cl A*                                    1,982          137,769
   AutoNation*                                            4,008           27,535
   Autozone*                                                896          114,052
   Bed Bath & Beyond*                                     5,280          136,066
   Best Buy                                               6,666          178,715
   Big Lots*                                              2,091           51,083
   Black & Decker                                         1,482           75,019
   Carnival                                               8,722          221,539
   CBS, Cl B                                             13,123          127,424
   Centex                                                 3,001           36,762
   Coach*                                                 6,858          141,275
   Comcast, Cl A                                         56,706          893,687
   Darden Restaurants                                     2,710           60,081
   DIRECTV Group*                                        10,938          239,433
   DR Horton                                              6,061           44,730
   Eastman Kodak                                          5,562           51,059
   Expedia*                                               2,936           27,921
   Family Dollar Stores                                   3,384           91,063
   Ford Motor*                                           43,646           95,585
   Fortune Brands                                         3,061          116,747
   GameStop, Cl A*                                        2,890           79,157
   Gannett                                                4,122           45,342
   Gap                                                    9,606          124,302
   General Motors                                        10,927           63,158
   Genuine Parts                                          2,626          103,333
   Goodyear Tire & Rubber*                                4,031           35,957

Description                                          Shares            Value
----------------------------------------------   --------------   --------------
   H&R Block                                              7,140   $      140,801
   Harley-Davidson                                        4,730          115,790
   Harman International Industries                          657           12,069
   Hasbro                                                 2,643           76,832
   Home Depot                                            33,159          782,221
   International Game Technology                          4,533           63,462
   Interpublic Group*                                     7,928           41,146
   JC Penney                                              4,416          105,631
   Johnson Controls                                      11,460          203,186
   Jones Apparel Group                                    2,456           27,286
   KB Home                                                1,905           31,794
   Kohl's*                                                6,036          212,045
   Leggett & Platt                                        3,531           61,298
   Lennar, Cl A                                           3,403           26,339
   Limited Brands                                         6,556           78,541
   Liz Claiborne                                          1,829           14,906
   Lowe's                                                29,131          632,143
   Macy's                                                 8,371          102,880
   Marriott International, Cl A                           5,888          122,883
   Mattel                                                 6,494           97,540
   McDonald's                                            21,994        1,274,112
   McGraw-Hill                                            6,633          178,030
   Meredith                                                 698           13,520
   New York Times, Cl A                                   2,513           25,130
   Newell Rubbermaid                                      5,616           77,220
   News, Cl A                                            43,013          457,658
   Nike, Cl B                                             7,665          441,734
   Nordstrom                                              3,229           58,413
   Office Depot*                                          5,307           19,105
   Omnicom Group                                          5,959          176,029
   Polo Ralph Lauren, Cl A                                1,097           51,745
   Pulte Homes                                            4,745           52,859
   RadioShack                                             2,241           28,371
   Scripps Networks Interactive, Cl A                     1,735           49,274
   Sears Holdings*                                        1,147           66,228
   Sherwin-Williams                                       2,036          115,869
   Snap-On                                                1,474           54,464
   Stanley Works                                          1,629           53,333
   Staples                                               13,931          270,679
   Starbucks*                                            13,942          183,058
   Starwood Hotels & Resorts Worldwide                    3,218           72,534
   Target                                                14,657          588,039
   Tiffany                                                1,730           47,488
   Time Warner                                           68,717          693,355
   TJX                                                    8,095          216,622
   VF                                                     1,756           96,756
   Viacom, Cl B*                                         10,883          220,054
   Walt Disney                                           36,822          953,690

OCTOBER 31, 2008

Description                                          Shares            Value
----------------------------------------------   --------------   --------------
   Washington Post, Cl B                                     74   $       31,583
   Whirlpool                                              1,635           76,273
   Wyndham Worldwide                                      3,119           25,545
   Yum! Brands                                            9,307          269,996
                                                                  --------------
                                                                      13,593,320
                                                                  --------------
   CONSUMER STAPLES (12.7%)
   Altria Group                                          39,480          757,621
   Anheuser-Busch                                        13,877          860,790
   Archer-Daniels-Midland                                10,317          213,871
   Avon Products                                          8,215          203,979
   Brown-Forman, Cl B                                     1,841           83,581
   Campbell Soup                                          4,218          160,073
   Clorox                                                 2,983          181,396
   Coca-Cola                                             38,368        1,690,494
   Coca-Cola Enterprises                                  4,669           46,924
   Colgate-Palmolive                                     10,008          628,102
   ConAgra Foods                                          8,486          147,826
   Constellation Brands, Cl A*                            3,741           46,912
   Costco Wholesale                                       8,614          491,084
   CVS                                                   27,701          849,036
   Dean Foods*                                            2,940           64,268
   Dr. Pepper Snapple Group*                              4,776          109,370
   Estee Lauder, Cl A                                     2,609           94,028
   General Mills                                          6,706          454,265
   Hershey                                                3,672          136,745
   HJ Heinz                                               6,027          264,103
   Kellogg                                                5,188          261,579
   Kimberly-Clark                                         8,248          505,520
   Kraft Foods, Cl A                                     30,500          888,770
   Kroger                                                12,640          347,094
   Lorillard                                              3,272          215,494
   McCormick                                              2,322           78,159
   Molson Coors Brewing, Cl B                             2,907          108,606
   Pepsi Bottling Group                                   2,636           60,944
   PepsiCo                                               30,716        1,751,119
   Philip Morris International                           39,581        1,720,586
   Procter & Gamble                                      59,204        3,821,026
   Reynolds American                                      2,688          131,605
   Safeway                                                8,403          178,732
   Sara Lee                                              14,127          157,940
   Supervalu                                              4,099           58,370
   Sysco                                                 11,767          308,295
   Tyson Foods, Cl A                                      4,230           36,970
   UST                                                    2,848          192,496
   Walgreen                                              18,488          470,705

Description                                          Shares            Value
----------------------------------------------   --------------   --------------
   Wal-Mart Stores                                       43,775   $    2,443,083
   Whole Foods Market                                     2,462           26,393
                                                                  --------------
                                                                      21,247,954
                                                                  --------------
   ENERGY (12.8%)
   Anadarko Petroleum                                     9,137          322,536
   Apache                                                 6,500          535,145
   Baker Hughes                                           5,727          200,159
   BJ Services                                            5,450           70,032
   Cabot Oil & Gas                                        1,974           55,410
   Cameron International*                                 4,327          104,973
   Chesapeake Energy                                      9,403          206,584
   Chevron                                               39,654        2,958,188
   ConocoPhillips                                        29,264        1,522,313
   Consol Energy                                          3,536          110,995
   Devon Energy                                           8,579          693,698
   El Paso                                               12,828          124,432
   ENSCO International                                    2,765          105,098
   EOG Resources                                          4,857          393,028
   Exxon Mobil                                          100,316        7,435,422
   Halliburton                                           16,193          320,459
   Hess                                                   5,343          321,702
   Marathon Oil                                          13,109          381,472
   Massey Energy                                          1,632           37,683
   Murphy Oil                                             3,675          186,102
   Nabors Industries Ltd.*                                4,777           68,693
   National Oilwell Varco*                                8,152          243,663
   Noble                                                  5,077          163,530
   Noble Energy                                           3,419          177,173
   Occidental Petroleum                                  15,842          879,865
   Peabody Energy                                         5,343          184,387
   Pioneer Natural Resources                              2,050           57,051
   Range Resources                                        3,095          130,671
   Rowan                                                  1,908           34,611
   Schlumberger                                          23,202        1,198,383
   Smith International                                    3,876          133,644
   Southwestern Energy*                                   6,779          241,468
   Spectra Energy                                        11,867          229,389
   Sunoco                                                 2,378           72,529
   Tesoro                                                 2,953           28,556
   Transocean                                             6,193          509,870
   Valero Energy                                          9,782          201,314
   Weatherford International*                            13,137          221,753
   Williams                                              10,540          221,024
   XTO Energy                                            10,702          384,737
                                                                  --------------
                                                                      21,467,742
                                                                  --------------

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   FINANCIALS (14.6%)
   Aflac                                              9,349   $       413,974
   Allstate                                          10,451           275,802
   American Capital                                   3,995            56,130
   American Express                                  22,378           615,395
   American International Group                      52,086            99,484
   Ameriprise Financial                               3,734            80,654
   AON                                                5,571           235,653
   Apartment Investment & Management
      REIT, Cl A                                      1,652            24,169
   Assurant                                           1,825            46,501
   AvalonBay Communities REIT                         1,486           105,536
   Bank of America                                   96,580         2,334,339
   Bank of New York Mellon                           21,466           699,792
   BB&T                                              10,816           387,754
   Boston Properties REIT                             2,249           159,409
   Capital One Financial                              7,439           291,014
   CB Richard Ellis Group, Cl A*                      3,319            23,266
   Charles Schwab                                    18,006           344,275
   Chubb                                              7,133           369,632
   Cincinnati Financial                               3,111            80,855
   CIT Group                                          6,454            26,720
   Citigroup                                        105,408         1,438,819
   CME Group, Cl A                                    1,294           365,102
   Comerica                                           2,903            80,094
   Developers Diversified Realty REIT                 2,434            32,056
   Discover Financial Services                        8,906           109,098
   E*Trade Financial*                                13,440            24,461
   Equity Residential REIT                            5,519           192,779
   Federated Investors, Cl B                            892            21,586
   Fifth Third Bancorp                               11,147           120,945
   First Horizon National                             4,123            49,105
   Franklin Resources                                 2,938           199,784
   General Growth Properties REIT                     3,883            16,076
   Genworth Financial, Cl A                           7,251            35,095
   Goldman Sachs Group                                8,191           757,667
   Hartford Financial Services Group                  5,815            60,011
   HCP REIT                                           5,028           150,488
   Host Hotels & Resorts REIT                        10,621           109,821
   Hudson City Bancorp                               10,774           202,659
   Huntington Bancshares                              6,512            61,538
   IntercontinentalExchange*                          1,347           115,249
   Invesco                                            7,464           111,288
   Janus Capital Group                                3,084            36,206
   JPMorgan Chase                                    70,995         2,928,544
   Keycorp                                            9,547           116,760
   Kimco Realty REIT                                  4,631           104,568
   Legg Mason                                         2,736            60,712

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   Leucadia National                                  3,155   $        84,680
   Lincoln National                                   4,957            85,459
   Loews                                              7,132           236,854
   M&T Bank                                           1,489           120,758
   Marsh & McLennan                                  10,508           308,094
   Marshall & Ilsley                                  5,007            90,276
   MBIA                                               3,773            37,089
   Merrill Lynch                                     29,558           549,483
   MetLife                                           14,765           490,493
   Moody's                                            3,948           101,069
   Morgan Stanley                                    21,405           373,945
   Nasdaq OMX Group*                                  2,485            80,663
   National City (A)                                 40,306           108,826
   Northern Trust                                     4,266           240,218
   NYSE Euronext                                      4,854           146,494
   Plum Creek Timber REIT                             3,773           140,657
   PNC Financial Services Group                       6,687           445,822
   Principal Financial Group                          5,128            97,381
   Progressive                                       13,340           190,362
   Prologis REIT                                      4,427            61,978
   Prudential Financial                               8,422           252,660
   Public Storage REIT                                2,568           209,292
   Regions Financial                                 13,410           148,717
   Simon Property Group REIT                          4,343           291,111
   SLM*                                               6,856            73,153
   Sovereign Bancorp                                 11,042            32,022
   State Street                                       8,333           361,235
   SunTrust Banks                                     6,827           274,036
   T Rowe Price Group                                 5,335           210,946
   Torchmark                                          1,683            70,299
   Travelers                                         11,602           493,665
   UnumProvident                                      6,871           108,218
   US Bancorp                                        33,761         1,006,415
   Vornado Realty Trust REIT                          2,794           197,117
   Wachovia                                          41,668           267,092
   Wells Fargo                                       64,277         2,188,632
   XL Capital Ltd., Cl A                              6,023            58,423
   Zions Bancorporation                               2,325            88,606
                                                              ---------------
                                                                   24,493,105
                                                              ---------------
   HEALTH CARE (13.5%)
   Abbott Laboratories                               29,920         1,650,088
   Aetna                                              9,102           226,367
   Allergan                                           5,443           215,924
   AmerisourceBergen                                  3,057            95,592
   Amgen*                                            20,759         1,243,256
   Applied Biosystems                                 3,129            96,467

OCTOBER 31, 2008

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   Barr Pharmaceuticals*                              2,099   $       134,882
   Baxter International                              12,738           770,522
   Becton Dickinson                                   4,700           326,180
   Biogen Idec*                                       5,343           227,345
   Boston Scientific*                                29,000           261,870
   Bristol-Myers Squibb                              38,306           787,188
   Cardinal Health                                    6,932           264,802
   Celgene*                                           8,937           574,292
   Cigna                                              5,299            86,374
   Coventry Health Care*                              2,545            33,569
   Covidien                                          10,404           460,793
   CR Bard                                            2,121           187,178
   DaVita*                                            2,014           114,294
   Eli Lilly                                         19,199           649,310
   Express Scripts*                                   5,078           307,778
   Forest Laboratories*                               5,161           119,890
   Genzyme*                                           5,311           387,066
   Gilead Sciences*                                  18,182           833,645
   Hospira*                                           2,464            68,548
   Humana*                                            3,103            91,818
   IMS Health                                         3,222            46,203
   Intuitive Surgical*                                  748           129,247
   Johnson & Johnson                                 54,050         3,315,427
   King Pharmaceuticals*                              3,010            26,458
   Laboratory Corp of America Holdings*               2,076           127,653
   McKesson                                           4,958           182,405
   Medco Health Solutions*                           10,058           381,701
   Medtronic                                         21,666           873,790
   Merck                                             41,162         1,273,964
   Millipore*                                           774            40,163
   Mylan*                                             6,737            57,736
   Patterson*                                         1,758            44,530
   PerkinElmer                                        2,384            42,769
   Pfizer                                           130,807         2,316,592
   Quest Diagnostics                                  3,179           148,777
   Schering-Plough                                   30,386           440,293
   St. Jude Medical*                                  6,709           255,143
   Stryker                                            4,376           233,941
   Tenet Healthcare*                                  8,831            38,680
   Thermo Fisher Scientific*                          8,178           332,027
   UnitedHealth Group                                23,121           548,661
   Varian Medical Systems*                            2,409           109,634
   Waters*                                            1,546            67,715
   Watson Pharmaceuticals*                            2,016            52,759
   WellPoint*                                         9,550           371,208
   Wyeth                                             25,473           819,721
   Zimmer Holdings*                                   4,204           195,192
                                                              ---------------
                                                                   22,687,427
                                                              ---------------

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   INDUSTRIALS (10.7%)
   3M                                                13,491   $       867,471
   Allied Waste Industries*                           5,797            60,405
   Avery Dennison                                     2,055            71,966
   Boeing                                            13,794           721,012
   Burlington Northern Santa Fe                       5,458           486,090
   Caterpillar                                       11,748           448,421
   CH Robinson Worldwide                              3,631           188,013
   Cintas                                             2,755            65,294
   Cooper Industries Ltd., Cl A                       2,774            85,855
   CSX                                                7,795           356,387
   Cummins                                            3,911           101,099
   Danaher                                            4,924           291,698
   Deere                                              8,241           317,773
   Dover                                              3,425           108,812
   Eaton                                              2,995           133,577
   Emerson Electric                                  14,976           490,165
   Equifax                                            2,175            56,724
   Expeditors International Washington                4,111           134,224
   Fastenal                                           3,241           130,483
   FedEx                                              6,290           411,177
   Flowserve                                          1,104            62,840
   Fluor                                              3,454           137,918
   General Dynamics                                   7,848           473,391
   General Electric                                 202,128         3,943,517
   Goodrich                                           2,158            78,897
   Honeywell International                           14,138           430,502
   Illinois Tool Works                                7,176           239,607
   Ingersoll-Rand, Cl A                               6,337           116,918
   ITT                                                3,241           144,225
   Jacobs Engineering Group*                          2,533            92,277
   L-3 Communications Holdings                        2,555           207,389
   Lockheed Martin                                    6,604           561,670
   Manitowoc                                          1,735            17,072
   Masco                                              8,280            84,042
   Monster Worldwide*                                 1,401            19,950
   Norfolk Southern                                   7,534           451,588
   Northrop Grumman                                   6,701           314,210
   Paccar                                             6,301           184,241
   Pall                                               1,866            49,281
   Parker Hannifin                                    3,495           135,501
   Pitney Bowes                                       4,010            99,368
   Precision Castparts                                2,632           170,580
   Raytheon                                           8,504           434,639
   Robert Half International                          3,404            64,234
   Rockwell Automation                                1,950            53,957
   Rockwell Collins                                   2,718           101,191
   RR Donnelley & Sons                                2,787            46,181

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   Ryder System                                       1,183   $        46,870
   Southwest Airlines                                15,465           182,178
   Terex*                                             1,233            20,579
   Textron                                            4,297            76,057
   Tyco International                                 9,164           231,666
   Union Pacific                                     10,046           670,771
   United Parcel Service, Cl B                       19,570         1,032,905
   United Technologies                               18,625         1,023,630
   W.W. Grainger                                      1,247            97,977
   Waste Management                                   8,113           253,369
                                                              ---------------
                                                                   17,877,834
                                                              ---------------
   INFORMATION TECHNOLOGY (15.4%)
   Adobe Systems*                                    10,621           282,943
   Advanced Micro Devices*                           14,611            51,139
   Affiliated Computer Services, Cl A*                1,659            68,019
   Agilent Technologies*                              6,901           153,133
   Akamai Technologies*                               2,847            40,940
   Altera                                             6,089           105,644
   Amphenol, Cl A                                     3,396            97,295
   Analog Devices                                     4,522            96,590
   Apple Computer*                                   17,098         1,839,574
   Applied Materials                                 25,909           334,485
   Autodesk*                                          4,508            96,065
   Automatic Data Processing                          9,534           333,213
   BMC Software*                                      3,667            94,682
   Broadcom, Cl A*                                    8,518           145,487
   CA                                                 7,602           135,316
   Ciena*                                               853             8,197
   Cisco Systems*                                   114,904         2,041,844
   Citrix Systems*                                    3,519            90,685
   Cognizant Technology Solutions, Cl A*              5,628           108,058
   Computer Sciences*                                 2,653            80,014
   Compuware*                                         3,891            24,825
   Convergys*                                         2,683            20,632
   Corning                                           30,026           325,182
   Dell*                                             33,641           408,738
   eBay*                                             21,086           321,983
   Electronic Arts*                                   5,374           122,420
   EMC*                                              39,964           470,776
   Fidelity National Information Services             3,677            55,486
   Fiserv*                                            2,984            99,546
   Google, Cl A*                                      4,612         1,657,368
   Harris                                             2,590            93,111
   Hewlett-Packard                                   47,120         1,803,754
   Intel                                            108,776         1,740,416
   International Business Machines                   26,325         2,447,435

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   Intuit*                                            6,693   $       167,727
   Jabil Circuit                                      4,927            41,436
   JDS Uniphase*                                      6,339            34,611
   Juniper Networks*                                 11,469           214,929
   Kla-Tencor                                         3,011            70,006
   Lexmark International, Cl A*                       2,320            59,926
   Linear Technology                                  4,758           107,911
   LSI*                                              12,422            47,825
   Mastercard, Cl A                                   1,396           206,357
   MEMC Electronic Materials*                         4,027            74,016
   Microchip Technology                               3,173            78,151
   Micron Technology*                                14,085            66,340
   Microsoft                                        151,555         3,384,223
   Molex                                              3,573            51,487
   Motorola                                          45,201           242,729
   National Semiconductor                             4,202            55,340
   NetApp*                                            6,173            83,521
   Novell*                                            7,578            35,313
   Novellus Systems*                                  2,156            34,065
   Nvidia*                                           10,742            94,100
   Oracle*                                           76,374         1,396,880
   Paychex                                            6,035           172,239
   QLogic*                                            2,271            27,297
   Qualcomm                                          32,090         1,227,763
   Salesforce.com*                                    1,804            55,852
   SanDisk*                                           5,153            45,810
   Sun Microsystems*                                 13,350            61,410
   Symantec*                                         16,196           203,746
   Tellabs*                                           7,674            32,538
   Teradata*                                          3,445            53,019
   Teradyne*                                          4,443            22,659
   Texas Instruments                                 25,301           494,888
   Total System Services                              2,418            33,223
   Tyco Electronics                                   8,740           169,906
   Unisys*                                            5,042             7,664
   VeriSign*                                          4,407            93,428
   Western Union                                     14,299           218,203
   Xerox                                             15,877           127,334
   Xilinx                                             5,535           101,955
   Yahoo!*                                           26,747           342,897
                                                              ---------------
                                                                   25,833,719
                                                              ---------------
   MATERIALS (3.1%)
   Air Products & Chemicals                           3,957           230,020
   AK Steel Holding                                   1,989            27,687
   Alcoa                                             14,720           169,427
   Allegheny Technologies                             1,986            52,708

OCTOBER 31, 2008

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   Ashland                                              642   $        14,503
   Ball                                               1,429            48,872
   Bemis                                              2,884            71,639
   CF Industries Holdings                             1,020            65,474
   Dow Chemical                                      17,852           476,113
   Eastman Chemical                                   1,474            59,535
   Ecolab                                             3,509           130,745
   EI Du Pont de Nemours                             17,413           557,216
   Freeport-McMoRan Copper & Gold                     7,240           210,684
   Hercules                                           2,175            36,562
   International Flavors & Fragrances                 1,751            55,822
   International Paper                                7,641           131,578
   MeadWestvaco                                       3,091            43,367
   Monsanto                                          10,669           949,328
   Newmont Mining                                     8,814           232,161
   Nucor                                              5,422           219,645
   Pactiv*                                            3,627            85,452
   PPG Industries                                     3,242           160,738
   Praxair                                            6,079           396,047
   Rohm & Haas                                        2,734           192,337
   Sealed Air                                         4,156            70,319
   Sigma-Aldrich                                      2,526           110,790
   Titanium Metals                                    1,641            15,278
   United States Steel                                2,267            83,607
   Vulcan Materials                                   2,232           121,153
   Weyerhaeuser                                       4,166           159,224
                                                              ---------------
                                                                    5,178,031
                                                              ---------------
   TELECOMMUNICATION SERVICES (3.2%)
   American Tower, Cl A*                              7,799           251,986
   AT&T                                             113,221         3,030,926
   CenturyTel                                         2,108            52,932
   Embarq                                             2,749            82,470
   Frontier Communications                            4,891            37,220
   Qwest Communications International                30,068            85,994
   Sprint-FON Group                                  54,283           169,906
   Verizon Communications                            54,965         1,630,812
   Windstream                                         8,469            63,602
                                                              ---------------
                                                                    5,405,848
                                                              ---------------

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
   UTILITIES (3.5%)
   AES*                                              10,753   $        85,702
   Allegheny Energy                                   3,001            90,480
   Ameren                                             3,887           126,133
   American Electric Power                            6,704           218,752
   Centerpoint Energy                                 5,889            67,841
   CMS Energy                                         2,192            22,468
   Consolidated Edison                                5,273           228,426
   Constellation Energy Group                         3,459            83,742
   Dominion Resources                                10,484           380,360
   DTE Energy                                         2,106            74,342
   Duke Energy                                       24,762           405,602
   Dynegy, Cl A*                                      5,019            18,269
   Edison International                               5,458           194,250
   Entergy                                            3,599           280,902
   Exelon                                            12,974           703,710
   FirstEnergy                                        5,989           312,386
   FPL Group                                          7,613           359,638
   Integrys Energy Group                              1,541            73,460
   Nicor                                                768            35,489
   NiSource                                           5,489            71,138
   Pepco Holdings                                     3,261            67,340
   PG&E                                               6,054           222,000
   Pinnacle West Capital                              1,660            52,539
   PPL                                                6,883           225,900
   Progress Energy                                    4,098           161,338
   Progress Energy (CVO)* (D)                         7,250                --
   Public Service Enterprise Group                    8,888           250,197
   Questar                                            3,063           105,551
   Sempra Energy                                      4,426           188,503
   Southern                                          15,339           526,741
   TECO Energy                                        2,606            30,073
   Wisconsin Energy                                   2,257            98,180
   Xcel Energy                                        8,608           149,951
                                                              ---------------
                                                                    5,911,403
                                                              ---------------
TOTAL COMMON STOCK
      (Cost $236,200,916)                                         163,696,383
                                                              ---------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

Description                                      Shares            Value
-----------------------------------------   ---------------   ---------------
EXCHANGE TRADED FUNDS (1.3%)
   i-Shares S&P 500 Index Fund                       12,500   $     1,217,375
   SPDR Trust Ser 1                                  10,000           968,300
                                                              ---------------
TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,398,882)                                             2,185,675
                                                              ---------------
RIGHTS (0.0%)
   Seagate (B) (D) (Cost $0)                         15,971                --
                                                              ---------------

CASH EQUIVALENT (1.0%)
   Goldman Financial Prime Obligation
      Money Market Fund, 2.230% (C)
      (Cost $1,675,155)                           1,675,155         1,675,155
                                                              ---------------
TOTAL INVESTMENTS (99.9%)
      (Cost $241,274,953)                                     $   167,557,213
                                                              ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $167,700,214.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(D) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008, WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

CL -- CLASS

CVO -- CONTINGENT VALUE OBLIGATION

LTD. -- LIMITED

REIT -- REAL ESTATE INVESTMENT TRUST

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2008, is as follows:

NUMBER OF    CONTRACT                     UNREALIZED
CONTRACTS      VALUE       EXPIRATION    DEPRECIATION
---------   ----------   -------------   ------------
    7       $2,086,403   December 2008    ($393,628)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2008

                                                                                 UNITED
                                                                              ASSOCIATION
                                                                             S&P 500 INDEX
                                                                                  FUND
                                                                             -------------
Assets:
   Investments at Value (Cost $240,830,516) ..............................   $ 167,448,387
   Affiliated Investment at Value (Cost $444,437) ........................         108,826
   Dividends Receivable ..................................................         244,977
   Deposits with Brokers for Open Futures ................................         173,250
   Receivable for Capital Shares Sold ....................................         112,559
   Variation Margin Receivable ...........................................          10,150
   Receivable for Investment Securities Sold .............................           6,559
                                                                             -------------
   Total Assets ..........................................................     168,104,708
                                                                             -------------
Liabilities:
   Payable for Capital Shares Redeemed ...................................         230,431
   Payable for Investment Securities Purchased ...........................          98,879
   Payable due to Investment Adviser .....................................          13,557
   Payable for Distribution Fees .........................................           3,357
   Chief Compliance Officer Fees Payable .................................           3,020
   Payable due to Administrator ..........................................           2,854
   Payable due to Trustees ...............................................           2,124
   Payable due to Custodian ..............................................             713
   Other Accrued Expenses ................................................          49,559
                                                                             -------------
   Total Liabilities .....................................................         404,494
                                                                             -------------
   Net Assets ............................................................   $ 167,700,214
                                                                             -------------
Net Assets Consist of:
   Paid-in Capital .......................................................     345,870,985
   Undistributed Net Investment Income ...................................         253,362
   Accumulated Net Realized Loss on Investments and Futures Contracts ....    (104,312,765)
   Net Unrealized Depreciation on Investments ............................     (73,717,740)
   Net Unrealized Depreciation on Futures Contracts ......................        (393,628)
                                                                             -------------
   Net Assets ............................................................   $ 167,700,214
                                                                             =============
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Institutional Shares ($144,246,991 / 20,474,650 shares) ............   $        7.05
                                                                             =============
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Retail Shares ($23,453,223 / 3,333,077 shares) .....................   $        7.04
                                                                             =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2008

                                                                                 UNITED
                                                                              ASSOCIATION
                                                                             S&P 500 INDEX
                                                                                  FUND
                                                                             -------------
Investment Income:
   Dividends .............................................................   $   5,062,405
   Dividends from Afflilated Investment ..................................           3,077
                                                                             -------------
   Total Investment Income ...............................................       5,065,482
                                                                             -------------
Expenses:
   Investment Advisory Fees ..............................................         220,692
   Administration Fees ...................................................          46,458
   Custodian Fees ........................................................          11,615
   Chief Compliance Officer Fees .........................................           9,904
   Trustees' Fees ........................................................           7,788
   Distribution Fees -- Class II .........................................          30,750
   Transfer Agent Fees ...................................................          90,476
   Professional Fees .....................................................          65,648
   Printing Fees .........................................................          32,259
   Registration Fees .....................................................          23,704
   Other Expenses ........................................................          29,035
                                                                             -------------
   Total Expenses ........................................................         568,329
   Less: Distribution Fees -- Class II Waived ............................         (15,375)
                                                                             -------------
   Net Expenses ..........................................................         552,954
                                                                             -------------
   Net Investment Income .................................................       4,512,528
                                                                             -------------
   Realized and Unrealized Gain (Loss):
   Net Realized Gain on Investments ......................................       1,467,281
   Net Realized Loss on Affiliated Investment ............................          (2,784)
   Net Realized Loss on Futures ..........................................        (948,327)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...     (99,654,306)
   Net Change in Unrealized Appreciation (Depreciation) on Affiliated
      Investment .........................................................        (281,445)
   Net Change in Unrealized Appreciation (Depreciation) on Futures .......        (515,321)
                                                                             -------------
   Net Realized and Unrealized Loss ......................................     (99,934,902)
                                                                             -------------
   Net Decrease in Net Assets Resulting from Operations ..................   $ (95,422,374)
                                                                             =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          UNITED ASSOCIATION
                                                                                            S&P 500 INDEX
                                                                                                 FUND
                                                                                    -----------------------------
                                                                                       11/1/07-        11/1/06-
                                                                                       10/31/08        10/31/07
                                                                                    -------------   -------------
OPERATIONS:
   Net Investment Income ........................................................   $   4,512,528   $   5,191,278
   Net Realized Gain on Investments (Including Loss on Affiliated Investment) ...       1,464,497      24,477,288
   Net Realized Gain (Loss) on Futures Contracts ................................        (948,327)        485,557
   Net Change in Unrealized Appreciation (Depreciation) on Investments (Including
      Depreciation on Affiliated Investment) ....................................     (99,935,751)     10,843,748
   Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts ....        (515,321)        124,753
                                                                                    -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............     (95,422,374)     41,122,624
                                                                                    -------------   -------------
DIVIDENDS:
   Net Investment Income
      Class I ...................................................................      (3,961,229)     (5,035,263)
      Class II ..................................................................        (590,926)       (279,063)
                                                                                    -------------   -------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS ....................................      (4,552,155)     (5,314,326)
                                                                                    -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Class I
      Issued ....................................................................      21,151,779      34,277,140
      Reinvestment of Dividends .................................................       3,961,229       4,968,926
      Redeemed ..................................................................     (46,176,771)   (168,726,492)
                                                                                    -------------   -------------
      Net Class I Capital Share Transactions ....................................     (21,063,763)   (129,480,426)
                                                                                    -------------   -------------
   Class II
      Issued ....................................................................       7,626,335      24,597,729
      Reinvestment of Dividends .................................................         590,700         277,832
      Redeemed ..................................................................      (6,088,003)     (2,052,299)
                                                                                    -------------   -------------
      Net Class II Capital Share Transactions ...................................       2,129,032      22,823,262
                                                                                    -------------   -------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................     (18,934,731)   (106,657,164)
                                                                                    -------------   -------------
   TOTAL DECREASE IN NET ASSETS .................................................    (118,909,260)    (70,848,866)
                                                                                    -------------   -------------
NET ASSETS:
   Beginning of Year ............................................................     286,609,474     357,458,340
   End of Year (including undistributed net investment income of
      $253,362, and $267,239, respectively) .....................................   $ 167,700,214   $ 286,609,474
                                                                                    =============   =============
SHARE TRANSACTIONS:
   Class I
      Issued ....................................................................       2,267,135       3,303,702
      Reinvestment of Dividends .................................................         416,067         470,481
      Redeemed ..................................................................      (4,617,125)    (16,201,835)
                                                                                    -------------   -------------
      Net Decrease in Shares Outstanding from Share Transactions ................      (1,933,923)    (12,427,652)
                                                                                    -------------   -------------
   Class II
      Issued ....................................................................         815,114       2,279,003
      Reinvestment of Dividends .................................................          62,355          25,877
      Redeemed ..................................................................        (658,516)       (192,864)
                                                                                    -------------   -------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions .....         218,953       2,112,016
                                                                                    -------------   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     Net Realized
                                          and
           Net Asset                  Unrealized                   Dividends   Distributions
             Value,        Net           Gains          Total      from Net       from Net         Total        Net Asset
           Beginning   Investment     (Losses) on       from      Investment      Realized     Dividends and   Value, End    Total
           of Period    Income(1)   Investments(1)   Operations     Income          Gain       Distributions    Of Period   Return+
           ---------   ----------   --------------   ----------   ----------   -------------   -------------   ----------   -------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
   2008      $11.23      $0.19          $(4.18)        $(3.99)      $(0.19)         $--           $(0.19)        $ 7.05     (35.95)%
   2007        9.97       0.19            1.26           1.45        (0.19)          --            (0.19)         11.23      14.66*
   2006        8.73       0.17            1.25           1.42        (0.18)          --            (0.18)          9.97      16.39*
   2005        8.21       0.18(3)         0.53           0.71        (0.19)          --            (0.19)          8.73       8.61*
   2004        7.63       0.13            0.58           0.71        (0.13)          --            (0.13)          8.21       9.39*

CLASS II
   2008      $11.21      $0.18          $(4.16)        $(3.98)      $(0.19)         $--           $(0.19)        $ 7.04     (35.96)%
   2007        9.96       0.18            1.25           1.43        (0.18)          --            (0.18)         11.21      14.52*
   2006        8.72       0.16            1.25           1.41        (0.17)          --            (0.17)          9.96      16.35*
   2005        8.20       0.17(3)         0.53           0.70        (0.18)          --            (0.18)          8.72       8.56*
   2004        7.63       0.13            0.57           0.70        (0.13)          --            (0.13)          8.20       9.20*

                                           Ratio of
                                           Expenses
                                          to Average
                                           Net Assets   Ratio of Net
                           Ratio of Net    (Excluding    Investment
             Net Assets      Expenses     Waivers and      Income      Portfolio
           End of Period    to Average     Fees Paid     to Average     Turnover
               (000)        Net Assets    Indirectly)    Net Assets      Rate
           -------------   ------------   -----------   ------------   ---------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
   2008      $ 144,247        0.23%          0.23%          1.95%          18%
   2007        251,686        0.18           0.20           1.78           13
   2006        347,477        0.10(2)        0.13           1.80           13
   2005        494,040        0.07(2)        0.07           2.08(3)        10
   2004        827,157        0.06           0.07           1.62            8

CLASS II
   2008      $ 23,453         0.28%          0.33%          1.90%          18%
   2007        34,924         0.24           0.25           1.66           13
   2006         9,981         0.16(2)        0.18           1.74           13
   2005         8,850         0.12(2)        0.12           1.98(3)        10
   2004         8,388         0.11           0.11           1.58            8

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

(1)  Per share data calculated using the average shares method.

(2) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(3) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

Amounts designated as "--" are $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

CASH AND CASH EQUIVALENTS: Investments in the Goldman Financial Prime Obligation Fund are valued daily at cost.

VALUATION OF FUTURES: Future contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"): Dividend income is recorded based on the income included

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

The Fund files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

CLASSES: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. Allegiant Asset Management Company (the "Adviser") is an indirect wholly owned subsidiary of National City Corporation. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

As disclosed in the Schedule of Investments, the Fund owns securities issued by National City. The following is a summary of the transactions with affiliates for the year ended October 31, 2008.

                                                      CHANGE IN
                                                      UNREALIZED
                  VALUE    PURCHASES    PROCEEDS     APPRECIATION
                10/31/07    AT COST    FROM SALES   (DEPRECIATION)
                --------   ---------   ----------   --------------
National City   $313,916    $113,740    $(34,605)     $(280,734)

                                        REALIZED
                  VALUE     DIVIDEND      GAIN
                10/31/08     INCOME      (LOSS)
                --------   ---------   ----------
                $108,826     $3,077     $(3,491)

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Fund. The Fund has voluntarily agreed to limit this amount to 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the year ended October 31, 2008, the Fund waived $15,375 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2008, were as follows:

Purchases   $41,968,670
Sales        59,081,999

There were no purchases or sales of U.S. Government securities during the year ended October 31, 2008.

7. FEDERAL TAX INFORMATION:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2008 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2008 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

treatments in the timing of the recognition of gains or losses on investments, capital loss carryover limitation, and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                      INCREASE (DECREASE)
INCREASE (DECREASE)      UNDISTRIBUTED
   UNDISTRIBUTED          ACCUMULATED
   NET INVESTMENT         NET REALIZED
       INCOME                 GAIN
-------------------   -------------------
      $25,750              $(25,750)

The tax character of dividends and distributions paid during the years noted below were as follows:

        ORDINARY
         INCOME        TOTAL
       ----------   ----------
2008   $4,552,155   $4,552,155
2007    5,314,326    5,314,326

As of October 31, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income   $     180,982
Capital Loss Carryforwards       (100,016,398)
Unrealized Depreciation           (78,407,739)
Other Temporary Differences            72,384
                                -------------
Total Accumulated Losses        $(178,170,771)
                                =============

Post-October losses represent losses realized on investment transactions from November 1, 2007 through April 30, 2008, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of October 31, 2008, the Fund had the following capital loss carryforwards:

                                          TOTAL CAPITAL
  EXPIRES       EXPIRES       EXPIRES         LOSS
   2011           2012          2013       CARRYFORWARD
-----------   -----------   -----------   -------------
$17,906,209   $61,052,598   $21,057,591    $100,016,398

During the year ended October 31, 2008, the Fund utilized $704,525 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2008, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows:

                   AGGREGATE         AGGREGATE
   FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
  TAX COST       APPRECIATION       DEPRECIATION      DEPRECIATION
------------   ----------------   ----------------   --------------
$245,964,952      20,311,908        $(98,719,647)     $(78,407,739)

8. OTHER:

At October 31, 2008, 44% of total Class I shares were held by five record Shareholders and 77% of the total Class II Shares were held by three record Shareholders. These shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

In March 2008, FASB issued Statement of Financial Accounting Standards SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management does not believe that the adoption of SFAS No. 161 will have a material impact on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

OCTOBER 31, 2008

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                    BEGINNING    ENDING                  EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                     05/01/08    10/31/08     RATIOS      PERIOD*
                                                    ---------   ---------   ----------   --------
United Association S&P 500 Index Fund -- Class I
   Actual Fund Return                               $1,000.00   $  708.70      0.25%       $1.07
   Hypothetical 5% Return                            1,000.00    1,023.88      0.25         1.27
United Association S&P 500 Index Fund -- Class II
   Actual Fund Return                               $1,000.00   $  708.90      0.30%       $1.29
   Hypothetical 5% Return                            1,000.00    1,023.63      0.30         1.53

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                           TERM OF                                 IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY       OTHER DIRECTORSHIPS
       AGE(1)              THE TRUST    TIME SERVED(2)    DURING PAST 5 YEARS       BOARD MEMBER     HELD BY BOARD MEMBER(3)
-----------------------  -------------  --------------  ------------------------  -----------------  -----------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER          Chairman of    (Since 1991)   Currently performs               34          Trustee of The
62 yrs. old               the Board of                  various services on                          Advisors' Inner
                            Trustees                    behalf of SEI                                Circle Fund II,
                                                        Investments for which                        Bishop Street Funds,
                                                        Mr. Nesher is                                SEI Asset Allocation
                                                        compensated.                                 Trust, SEI Daily
                                                                                                     Income Trust, SEI
                                                                                                     Institutional
                                                                                                     International Trust,
                                                                                                     SEI Institutional
                                                                                                     Investments Trust,
                                                                                                     SEI Institutional
                                                                                                     Managed Trust, SEI
                                                                                                     Liquid Asset Trust,
                                                                                                     SEI Tax Exempt Trust,
                                                                                                     and SEI Alpha
                                                                                                     Strategy Portfolios,
                                                                                                     L.P., Director of SEI
                                                                                                     Global Master Fund,
                                                                                                     plc, SEI Global
                                                                                                     Assets Fund, plc, SEI
                                                                                                     Global Investments
                                                                                                     Fund, plc, SEI
                                                                                                     Investments Global,
                                                                                                     Limited, SEI
                                                                                                     Investments -- Global
                                                                                                     Fund Services,
                                                                                                     Limited, SEI
                                                                                                     Investments (Europe),
                                                                                                     Limited, SEI
                                                                                                     Investments -- Unit
                                                                                                     Trust Management
                                                                                                     (UK), Limited, SEI
                                                                                                     Global Nominee Ltd.,
                                                                                                     SEI Opportunity Fund,
                                                                                                     L.P., SEI Structured
                                                                                                     Credit Fund, L.P.,
                                                                                                     and SEI
                                                                                                     Multi-Strategy Funds
                                                                                                     plc.

WILLIAM M. DORAN            Trustee      (Since 1992)   Self-employed                    34          Trustee of The
1701 Market Street                                      consultant since 2003.                       Advisors' Inner
Philadelphia, PA 19103                                  Partner, Morgan, Lewis                       Circle Fund II,
68 yrs. old                                             & Bockius LLP (law                           Bishop Street Funds,
                                                        firm) from 1976 to                           SEI Asset Allocation
                                                        2003, counsel to the                         Trust, SEI Daily
                                                        Trust, SEI, SIMC, the                        Income Trust, SEI
                                                        Administrator and the                        Institutional
                                                        Distributor. Secretary                       International Trust,
                                                        of SEI since 1978                            SEI Institutional
                                                                                                     Investments Trust,
                                                                                                     SEI Institutional
                                                                                                     Managed Trust, SEI
                                                                                                     Liquid Asset Trust,
                                                                                                     SEI Tax Exempt Trust,
                                                                                                     and SEI Alpha
                                                                                                     Strategy Portfolios,
                                                                                                     L.P., Director of SEI
                                                                                                     since 1974. Director
                                                                                                     of the Distributor
                                                                                                     since 2003. Director
                                                                                                     of SEI Investments --
                                                                                                     Global Fund Services,
                                                                                                     Limited, SEI
                                                                                                     Investments Global,
                                                                                                     Limited, SEI
                                                                                                     Investments (Europe),
                                                                                                     Limited, SEI
                                                                                                     Investments (Asia),
                                                                                                     Limited and SEI Asset
                                                                                                     Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)(CONTINUED)

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                           TERM OF                                 IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY       OTHER DIRECTORSHIPS
       AGE(1)              THE TRUST    TIME SERVED(2)    DURING PAST 5 YEARS       BOARD MEMBER     HELD BY BOARD MEMBER(3)
-----------------------  -------------  --------------  ------------------------  -----------------  -----------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee      (Since 1994)   Attorney, sole                   34          Trustee of The
77 yrs. old                                             practitioner since                           Advisors' Inner
                                                        1994. Partner, Dechert                       Circle Fund II,
                                                        Price & Rhoads,                              Bishop Street Funds,
                                                        September 1987-                              Massachusetts Health
                                                        December 1993.                               and Education
                                                                                                     Tax-Exempt Trust, and
                                                                                                     U.S. Charitable Gift
                                                                                                     Trust, SEI Asset
                                                                                                     Allocation Trust, SEI
                                                                                                     Daily Income Trust,
                                                                                                     SEI Institutional
                                                                                                     International Trust,
                                                                                                     SEI Institutional
                                                                                                     Investments Trust,
                                                                                                     SEI Institutional
                                                                                                     Managed Trust, SEI
                                                                                                     Liquid Asset Trust,
                                                                                                     SEI Tax Exempt Trust,
                                                                                                     and SEI Alpha
                                                                                                     Strategy Portfolios,
                                                                                                     L.P.

GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)   Self-Employed                    34          Trustee of The
65 yrs. old                                             Consultant, Newfound                         Advisors' Inner
                                                        Consultants Inc. since                       Circle Fund II,
                                                        April 1997.                                  Bishop Street Funds,
                                                                                                     State Street
                                                                                                     Navigator Securities
                                                                                                     Lending Trust, SEI
                                                                                                     Asset Allocation
                                                                                                     Trust, SEI Daily
                                                                                                     Income Trust, SEI
                                                                                                     Institutional
                                                                                                     International Trust,
                                                                                                     SEI Institutional
                                                                                                     Investments Trust,
                                                                                                     SEI Institutional
                                                                                                     Managed Trust, SEI
                                                                                                     Liquid Asset Trust,
                                                                                                     SEI Tax Exempt Trust,
                                                                                                     and SEI Alpha
                                                                                                     Strategy Portfolios,
                                                                                                     L.P., Director of SEI
                                                                                                     Opportunity Fund,
                                                                                                     L.P., and SEI
                                                                                                     Structured Credit
                                                                                                     Fund, L.P.

BETTY L. KRIKORIAN          Trustee      (Since 2005)   Vice President                   34          Trustee of The
65 yrs. old                                             Compliance, AARP                             Advisors' Inner
                                                        Financial Inc. since                         Circle Fund II and
                                                        September, 2008                              Bishop Street Funds.
                                                        Self-Employed Legal and
                                                        Financial Services
                                                        Consultant since 2003.
                                                        In-house Counsel,
                                                        Street Bank Global
                                                        Securities and Cash
                                                        Operations from 1995 to
                                                        2003.

CHARLES E. CARLBOM          Trustee      (Since 2005)   Self-Employed Business           34          Director, Crown
74 yrs. old                                             Consultant, Business                         Pacific, Inc. Trustee
                                                        Project Inc. since                           of The Advisors'
                                                        1997. CEO and                                Inner Circle Fund II
                                                        President, United                            and Bishop Street
                                                        Grocers Inc. from 1997                       Funds.
                                                        to 2000.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                           TERM OF                                 IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                              INNER CIRCLE FUND    OTHER DIRECTORSHIPS
    NAME, ADDRESS,         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          HELD BY BOARD
       AGE(1)              THE TRUST    TIME SERVED(2)    DURING PAST 5 YEARS       BOARD MEMBER        MEMBER/OFFICER(3)
-----------------------  -------------  --------------  ------------------------  -----------------  -----------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)

MITCHELL A. JOHNSON         Trustee      (Since 2005)   Private Investor since           34          Trustee of The
66 yrs. old                                             1994.                                        Advisors' Inner
                                                                                                     Circle Fund II,
                                                                                                     Bishop Street Funds,
                                                                                                     SEI Asset Allocation
                                                                                                     Trust, SEI Daily
                                                                                                     Income Trust, SEI
                                                                                                     Institutional
                                                                                                     International Trust,
                                                                                                     SEI Institutional
                                                                                                     Investments Trust,
                                                                                                     SEI Institutional
                                                                                                     Managed Trust, SEI
                                                                                                     Liquid Asset Trust,
                                                                                                     SEI Tax Exempt Trust,
                                                                                                     and SEI Alpha
                                                                                                     Strategy Portfolios,
                                                                                                     L.P.

JOHN K. DARR                Trustee      (Since 2008)   CEO, Office Finance,             34          Director of Federal
64 yrs. old                                             FHL Banks from 1992 to                       Home Loan Bank of
                                                        2007                                         Pittsburgh and Manna
                                                                                                     Inc. and Trustee of
                                                                                                     The Advisors' Inner
                                                                                                     Circle Fund II and
                                                                                                     Bishop Street Funds.

OFFICERS

PHILIP T. MASTERSON        President     (Since 2008)   Managing Director of             N/A                  N/A
44 yrs. old                                             SEI Investments since
                                                        2006. Vice President
                                                        and Assistant Secretary
                                                        of the Administration
                                                        from 2004 to 2006.
                                                        General Counsel of
                                                        Citco Mutual Fund
                                                        Services from 2003 to
                                                        2004. Vice President
                                                        and Associate Counsel
                                                        for the Oppenheimer
                                                        Funds from 2001 to 2003.

MICHAEL LAWSON             Treasurer,    (Since 2005)   Director, SEI                    N/A                  N/A
48 yrs. old                Controller                   Investments, Fund
                           and Chief                    Accounting since July
                           Financial                    2005. Manager, SEI
                            Officer                     Investments, Fund
                                                        Accounting from April
                                                        1995 to February 1998
                                                        and November 1998 to
                                                        July 2005.

RUSSELL EMERY                Chief       (Since 2006)   Director of Investment           N/A                  N/A
45 yrs. old                Compliance                   Product Management and
                            Officer                     Development at SEI
                                                        Investments since
                                                        February 2003. Senior
                                                        Investment Analyst,
                                                        Equity team at SEI
                                                        Investments from March
                                                        2000 to February 2003.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)(CONCLUDED)

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                           TERM OF                                 IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                              INNER CIRCLE FUND
    NAME, ADDRESS,         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY       OTHER DIRECTORSHIPS
       AGE(1)              THE TRUST      TIME SERVED     DURING PAST 5 YEARS       BOARD MEMBER         HELD BY OFFICER
-----------------------  -------------  --------------  ------------------------  -----------------  -----------------------
OFFICERS (CONTINUED)
JOSEPH M. GALLO               Vice       (Since 2007)   Corporate Counsel of             N/A                  N/A
35 yrs. old              President and                  SEI since 2007;
                           Secretary                    Associate Counsel, ICMA
                                                        Retirement Corporation
                                                        2004-2007; Federal
                                                        Investigator, U.S.
                                                        Department of Labor
                                                        2002-2004; U.S.
                                                        Securities and Exchange
                                                        Commission-Division of
                                                        Investment Management,
                                                        2003.

CAROLYN F. MEAD               Vice       (Since 2007)   Corporate Counsel of             N/A                  N/A
51 yrs. old              President and                  SEI since 2007;
                           Assistant                    Associate, Stradley,
                           Secretary                    Ronon, Stevens & Young
                                                        2004-2007; Counsel, ING
                                                        Variable Annuities,
                                                        1999-2002.

JAMES NDIAYE                  Vice       (Since 2004)   Employed by SEI                  N/A                  N/A
40 yrs. old              President and                  Investments Company
                           Assistant                    since 2004. Vice
                           Secretary                    President, Deutsche
                                                        Asset Management from
                                                        2003-2004. Associate,
                                                        Morgan, Lewis & Bockius
                                                        LLP from 2000-2003.
                                                        Counsel, Assistant Vice
                                                        President, ING Variable
                                                        Annuities Group from
                                                        1999-2000.

TIMOTHY D. BARTO              Vice       (Since 2000)   General Counsel, Vice            N/A                  N/A
40 yrs. old              President and                  President and Assistant
                           Assistant                    Secretary of SEI
                           Secretary                    Investments Global
                                                        Funds Services since
                                                        1999; Associate,
                                                        Dechert (law firm) from
                                                        1997-1999; Associate,
                                                        Richter, Miller & Finn
                                                        (law firm) from
                                                        1994-1997.

ANDREW DECKER             AML Officer    (Since 2008)   Compliance Office and            N/A                  N/A
45 yrs. old                                             Product Manager, SEI,
                                                        2005-2008. Vice
                                                        President, Old Mutual
                                                        Capital, 2000-2005.
                                                        Operations Director,
                                                        Prudential Investments,
                                                        1998-2000.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                      NOTES

                                      NOTES

INVESTMENT ADVISER:

Allegiant Asset
Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:

National City Bank
200 Public Square, 5th Floor
Cleveland, OH 44114

UAF-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.